Discontinued operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Discontinued operations
During the year ended March 31, 2013, the Company elected to sell its pipeline related assets and piling related assets and discontinue the operations of these businesses. Prior to this decision, the Company had two reportable business segments consisting of Heavy Construction and Mining and Commercial and Industrial Construction. The Commercial and Industrial Construction segment was comprised of pipeline and piling operations. The operations and balance sheets of the discontinued Commercial and Industrial Construction segment are summarized in this note and the Heavy Construction and Mining operations and balance sheet are presented on the face of the financial statements.
a) Pipeline
On November 22, 2012, the Company reached an agreement with an independent third party to sell its pipeline integrity and maintenance industry related assets for total consideration of approximately $16,250. The selling costs were $781 rendering net proceeds of $15,469. The Company does not have any continuing significant involvement in the operations of pipeline. For all periods presented, the results of its pipeline operations and cash flows have been reported as discontinued operations.
The following table summarizes the book value of the disposed pipeline related assets:

Inventory	$1,254
Property, plant and equipment, gross	17,491
Accumulated depreciation	(5,459)
Pipeline related assets	$13,286
The results of pipeline discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$35,901	$150,504	$85,452
Project costs	36,090	164,278	87,703
Depreciation	196	1,045	550
Gross loss	$(385)	$(14,819)	$(2,801)
General and administrative expenses	1,246	1,371	1,449
Gain on disposal of property, plant and equipment	(375)	—	—
Recovery of previously expensed tools, supplies and equipment parts	(1,095)	—	—
Gain on sale of inventory	(714)	—	—
Operating Income (loss)	$553	$(16,190)	$(4,250)
Interest expense	700	1,050	1,050
Loss before income taxes	$(147)	$(17,240)	$(5,300)
Deferred income tax expense (benefit)	173	(4,282)	(1,389)
Net loss from discontinued operations	$(320)	$(12,958)	$(3,911)
Cash provided by (used in) the pipeline discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$928	$(16,195)	$(4,750)
Investing activities	11,986	(4,110)	(1,124)
	$12,914	$(20,305)	$(5,874)

b) Piling
At March 31, 2013, as part of its ongoing strategic evaluation of operations, the Company made the decision to sell its piling assets and liabilities, excluding accounts receivable and unbilled revenue on a certain customer contract, and exit the piling, foundation, pipeline anchor and tank services businesses. On June 10, 2013, the Company reached an agreement with Keller Group plc (the "Purchaser") to sell its piling assets and liabilities, subject to majority approval by the Purchaser's shareholders and subject to the Purchaser securing certain anti-trust approvals, for initial consideration of approximately $227,500, plus or minus customary working capital adjustments, less capital lease obligations at the closing date. The terms of the agreement entitle the Company to additional proceeds of $92,500 over the next three years, contingent on the Purchaser achieving prescribed profit milestones from the piling business. These contingent proceeds will be recognized as the profit milestones are achieved. The assets and liabilities being sold have been classified as held for sale on the Consolidated Balance Sheets. Upon finalization of the sale the Company will not have any significant continuing involvement in piling operations. For all periods presented, the results of piling operations and cash flows are included in discontinued operations.
The following table summarizes the book value of the piling related assets classified as held for sale:

Accounts receivable, net	$44,297
Unbilled revenue	9,324
Inventories	7,754
Prepaid expenses	181
Intangible assets	4,220
Property, plant and equipment, gross	83,359
Accumulated depreciation	(29,566)
Goodwill	32,901
Deferred tax assets	2,270
Assets held for sale	$154,740
The following table summarizes the book value of the piling related liabilities classified as held for sale:

Accounts payable	$17,048
Accrued liabilities	23
Billings in excess	3,115
Capital lease obligation	5,927
Deferred tax liabilities	12,733
Liabilities held for sale	$38,846
The results of piling discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$236,459	$185,321	$105,559
Project costs	172,593	136,080	84,175
Equipment operating lease expense	2,315	2,315	1,071
Depreciation	3,592	3,213	3,828
Gross profit	$57,959	$43,713	$16,485
General and administrative expenses	12,451	11,696	9,654
Amortization of intangible assets	1,408	1,415	1,390
Operating income	$44,100	$30,602	$5,441
Interest expense	7,639	7,129	6,408
Income (loss) before income taxes	$36,461	$23,473	$(967)
Deferred income tax expense	9,295	6,294	46
Net income (loss) from discontinued operations	$27,166	$17,179	$(1,013)
Cash provided by (used in) the piling discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$37,263	$22,370	$16,431
Investing activities	(34,047)	(8,184)	(26,198)
Financing activities	(848)	(337)	—
	$2,368	$13,849	$(9,767)